CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	¥ 217,625	¥ 217,190
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	273,535	251,220
Principal payments received under net investment in leases	365,449	356,246
Provision for credit losses	14,212	7,707
Equity in net income of affiliates (excluding interest on loans)	(37,607)	(16,991)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(11,578)	(26,872)
Bargain purchase gain	0	(1,018)
Gains on sales of securities other than trading	(5,140)	(10,126)
Gains on sales of operating lease assets	(37,493)	(39,153)
Write-downs of long-lived assets	643	1,807
Write-downs of securities	262	607
Decrease in trading securities	2,582	33,213
Increase in inventories	(60,816)	(21,361)
Decrease in trade notes, accounts and other receivable	13,444	20,913
Decrease in trade notes, accounts and other payable	(21,735)	(30,761)
Increase in policy liabilities and policy account balances	112,418	66,741
Other, net	100,785	(229,738)
Net cash provided by operating activities	926,586	579,624
Cash Flows from Investing Activities:
Purchases of lease equipment	(894,199)	(702,030)
Installment loans made to customers	(994,629)	(922,354)
Principal collected on installment loans	922,464	938,810
Proceeds from sales of operating lease assets	156,369	180,743
Investment in affiliates, net	(30,730)	(27,465)
Proceeds from sales of investment in affiliates	18,350	78,151
Purchases of available-for-sale debt securities	(370,434)	(401,335)
Proceeds from sales of available-for-sale debt securities	131,696	246,811
Proceeds from redemption of available-for-sale debt securities	30,126	36,194
Purchases of equity securities other than trading	(145,512)	(52,319)
Proceeds from sales of equity securities other than trading	18,007	39,719
Purchases of property under facility operations	(56,042)	(74,858)
Acquisitions of subsidiaries, net of cash acquired	(13,254)	(45,696)
Sales of subsidiaries, net of cash disposed	20,404	20,242
Other, net	(7,875)	(6,331)
Net cash used in investing activities	(1,215,259)	(691,718)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	94,851	(25,236)
Proceeds from debt with maturities longer than three months	758,340	1,085,793
Repayment of debt with maturities longer than three months	(753,517)	(835,816)
Net increase (decrease) in deposits due to customers	(18,373)	33,284
Cash dividends paid to ORIX Corporation shareholders	(99,900)	(106,290)
Acquisition of treasury stock	(50,001)	(52,071)
Contribution from noncontrolling interests	7,984	3,390
Purchases of shares of subsidiaries from noncontrolling interests	(108)	(1,724)
Net increase (decrease) in call money	10,000	(15,000)
Other, net	(1,877)	(17,063)
Net cash provided by (used in) financing activities	(52,601)	69,267
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	19,461	18,033
Net decrease in Cash, Cash Equivalents and Restricted Cash	(321,813)	(24,794)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,366,908	1,091,812
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,045,095	¥ 1,067,018